UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA Trust

NYSA Fund

Semi-Annual Report

September 30, 2010

(Unaudited)

NYSA FUND

Portfolio Illustration

September 30, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	NYSA FUND
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 87.68%

Beverages - 6.30%
2,500	Pepsico, Inc.	$ 166,100

Canned Fruit & Vegetable Preserves - 4.59%
2,000	JM Smucker Co.	121,060

Communications Services, NEC - 0.54%
1,700	RRSat Global Communications Network Ltd.	14,227

Computer Equipment - 5.28%
4,000	Cisco Systems, Inc. *	87,600
5,000	Xerox Corp.	51,750
		139,350
Drawing & Insulating Nonferrous Wire - 2.08%
3,000	Corning, Inc.	54,840

Electric Services - 4.13%
2,474,380	McKenzie Bay International Ltd. *	71,757
1,000,000	McKenzie Bay International Ltd. + *	29,000
10,000	US Geothermal, Inc. *	8,110
		108,867
Electronic & Other Electrical Equipment & Products - 3.21%
8,800	Deer Consumer Products, Inc. *	84,568

Food & Kindred Products - 2.33%
1,000	J&J Snack Food Corp.	41,930
5,000	Smart Balance, Inc. *	19,400
		61,330
Hazardous Waste Management - 0.19%
2,000	TRC Companies, Inc. *	5,060

Industrial Machinery & Equipment - 1.06%
2,000	Rhino International, Corp. *	27,900

Industrial Organic Chemicals - 0.07%
20,000	Global Green Solutions, Inc. *	1,800

Investment Advice - 0.53%
1,000	Value Line, Inc.	13,870

Miscellaneous Electrical Machinery - 3.05%
19,000	Advanced Battery Technologies, Inc. *	68,210
10,000	Fuelcell Energy, Inc. *	12,300
		80,510
Miscellaneous Food Preparations & Kindred Products - 0.29%
2,000	Inventure Foods, Inc.	7,560

Miscellaneous Plastic Products - 0.23%
5,000	Lightwave Logic, Inc. *	6,000

Motors & Generators - 0.03%
3,000	Raser Technologies, Inc. *	708

Newspapers, Printing & Publishing - 0.02%
3,900	Gatehouse Media, Inc. *	410

Oil & Gas Field Machinery & Equiptment - 2.52%
6,523	Bolt Techology Corp. *	66,404

Oil & Gas Field Exploration Services - 0.00%
400,000	Black Dragon Resources Companies, Inc. *	80

Online Gaming (Development & Operation) - 0.41%
2,000	Shanda Games Ltd. *	10,720

Ordnance & Accessories - 2.56%
19,000	Smith & Wesson Holding Corp. *	67,640

Perfumes & Cosmetics - 0.00%
36,500	Tasker Products Corp. *	73

Pharmaceutical Prepartions - 5.99%
1,500	Abbott Laboratories	78,360
4,000	Acadia Pharmaceuticals, Inc. *	3,645
2,200	Lannett, Inc. *	10,076
25,000	Sciclone Pharmaceuticals, Inc. *	66,000
		158,081
Printed Circuit Boards - 1.14%
5,000	Flextronics International Ltd. *	30,200

Radio & TV Broadcasting Equipment - 1.91%
24,100	Relm Wireless Corp. *	50,323

Refuse Systems - 0.12%
200	US Ecology Corp.	3,200

Retail Eating - 5.65%
2,000	McDonalds Corp.	149,020

Secondary Smelting & Refining of Nonferrous Metals - 4.36%
30,000	Metalico, Inc. *	114,900

Semiconductors & Related Devices - 8.40%
3,500	GT Solar International, Inc. *	29,295
7,000	Intel Corp.	134,400
6,000	PLX Technology, Inc. *	21,720
6,000	Smart Modular Technologies, Inc. *	36,180
		221,595
Software - 1.86%
3,000	Nuance Communications, Inc. *	46,920
220,000	Nibex, Inc. + *	2,200
		49,120
Special Industry Machinery - 0.01%
210,000	Surfect Holding, Inc. *	420

Surgical & Medical Instruments - 17.43%
2,000	Accuray, Inc. *	12,440
1,000	Bard C R, Inc.	81,430
4,000	Icad, Inc. *	7,000
8,000	Inovio Pharmaceuticals, Inc. *	10,000
1,500	Stryker Corp.	75,075
84,332	Transluminal Technologies LLC + *	274,079
		460,024
Telephone Communications (No Radio Telephone) - 1.36%
3,000	Neutral Tandem, Inc. *	35,850

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.03%
3,000	Imaging3, Inc. *	855

TOTAL FOR COMMON STOCK (Cost $2,677,264) - 87.68%		2,312,665

CLOSED END MUTUAL FUND - 0.17%
40,000	Universal Capital Management, Inc. *	4,400
TOTAL FOR CLOSED END MUTUAL FUND (Cost $29,033) - 0.17%		4,400

OTHER INVESTMENTS - NOTES RECEIVABLE - 3.79%
100,000	Espsco LLC. +	100,000
TOTAL FOR OTHER INVESTMENTS - NOTES RECEIVABLE (Cost $100,000) - 3.79%		100,000

SHORT TERM INVESTMENTS - 7.24%
191,081	Huntington Treasury Money Market IV 0.01% ** (Cost $191,081)	191,081

TOTAL INVESTMENTS (Cost $2,997,378) - 98.88%		2,608,146

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.12%		29,520

NET ASSETS - 100.00%		$ 2,637,666

* Non-income producing securities during the period.
+ Restricted Security - See Note 5.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2010.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,  prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 1,937,829	$ -	$ 374,836	$2,312,665
	Closed End Mutual Fund	4,400	-	-	4,400
	Notes Receivable	-	100,000	-	100,000
	Short-Term Investments:
	Huntington Money Market Fund IV	191,081	-	-	191,081
		$ 2,133,310	$ 100,000	$ 374,836	$2,608,146

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,997,378)	$ 2,608,146
Receivables:
Securities Purchased	53,909
Dividends and Interest	654
Prepaid Expenses	18,268
Total Assets	2,680,977
Liabilities:
Payables:
Accrued Management Fees	6,822
Securities Sold	10,875
Other Accrued Expenses	25,614
Total Liabilities	43,311
Net Assets	$ 2,637,666

Net Assets Consist of:
Paid In Capital	$ 6,951,912
Accumulated Undistributed Net Investment Loss	(37,775)
Accumulated Undistributed Realized Loss on Investments	(3,887,239)
Unrealized Depreciation in Value of Investments	(389,232)
Net Assets, for 356,397 Shares Outstanding	$ 2,637,666

Net Asset Value and Redemption Price Per Share	$ 7.40

Maximum Offering Price Per Share ($7.40/97.5%)	$ 7.59

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,997,378)	$ 2,608,146
Receivables:
Securities Purchased	53,909
Dividends and Interest	654
Prepaid Expenses	18,268
Total Assets	2,680,977
Liabilities:
Payables:
Accrued Management Fees	6,822
Securities Sold	10,875
Other Accrued Expenses	25,614
Total Liabilities	43,311
Net Assets	$ 2,637,666

Net Assets Consist of:
Paid In Capital	$ 6,951,912
Accumulated Undistributed Net Investment Loss	(37,775)
Accumulated Undistributed Realized Loss on Investments	(3,887,239)
Unrealized Depreciation in Value of Investments	(389,232)
Net Assets, for 356,397 Shares Outstanding	$ 2,637,666

Net Asset Value and Redemption Price Per Share	$ 7.40

Maximum Offering Price Per Share ($7.40/97.5%)	$ 7.59

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Operations
For the Six Months Ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$ 14,635
Interest	4,509
Total Investment Income	19,144

Expenses:
Advisory Fees (Note 3)	13,278
Transfer Agent Fees	8,540
Compliance Fees (Note 3)	9,075
Audit Fees	6,711
Legal Fees	4,090
Service Fees (Note 3)	3,320
Miscellaneous Fees	3,290
Custodial Fees	3,025
Trustee Fees	3,008
Registration Fees	183
Administrative Fees	902
Printing and Mailing	807
Insurance	690
Total Expenses	56,919

Net Investment Loss	(37,775)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	42,155
Net Change in Unrealized Depreciation on Investments	(186,482)
Realized and Unrealized Loss on Investments	(144,327)

Net Decrease in Net Assets Resulting from Operations	$ (182,102)

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2010	3/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (37,775)	$ (50,291)
Net Realized Gain on Investments	42,155	44,150
Unrealized Appreciation (Depreciation) on Investments	(186,482)	718,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(182,102)	712,510

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 7)	(22,575)	53,223

Total Increase (Decrease) in Net Assets	(204,677)	765,733

Net Assets:
Beginning of Period	2,842,343	2,076,610

End of Period (including undistributed net investment income (loss) of $(37,775) and
$0, respectively)	$ 2,637,666	$ 2,842,343

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	9/30/2010		3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Period	$ 7.89		$ 5.89	$ 7.82	$ 8.06	$ 8.96	$ 8.05

Income From Investment Operations:
Net Investment Income (Loss) *	(0.11)		(0.14)	(0.12)	(0.07)	(0.10)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.38)		2.14	(1.81)	(0.17)	(0.80)	1.02
Total from Investment Operations	(0.49)		2.00	(1.93)	(0.24)	(0.90)	0.91

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 7.40		$ 7.89	$ 5.89	$ 7.82	$ 8.06	$ 8.96

Total Return **	(6.21)%		33.96%	(24.68)%	(2.98)%	(10.04)%	11.30%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,638		$ 2,842	$ 2,077	$ 4,197	$ 3,513	$ 4,673
Before Waiver
Ratio of Expenses to Average Net Assets	4.29%	***	4.00%	3.95%	3.36%	3.16%	3.07%
After Waiver
Ratio of Expenses to Average Net Assets	4.29%	***	4.00%	3.95%	3.29%	1.98%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.85)%	***	(1.96)%	(1.74)%	(0.92)%	(1.14)%	(1.32)%
Portfolio Turnover	67%		204%	245%	286%	64%	122%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The NYSA Fund (the “Fund”) is a non-diversified series of the NYSA Series Trust (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The following is a summary of the Fund's significant accounting policies:

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2010 (Unaudited)

The following table sets forth a summary of the changes in the fair value of the Fund’s level 3 investments for the six months ended September 30, 2010:

Investments in Common Stock
Balance Beginning at April 1, 2010	$ 390,432
Realized Losses on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	(35,833)
Net Purchases and Sales of Investments	20,237
Balance End at September 30, 2010	$ 374,836

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

        Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the fiscal year ended March 31, 2010 the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,662,758 and $1,718,054, respectively, for the six months ended September 30, 2010.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2010 (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  For the six months ended September 30, 2010, Advisory fees were $13,278.

For the six months ended September 30, 2010, compliance fees of $9,075 were paid to the Fund’s Chief Compliance Officer, who also serves as secretary of the Fund.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $10,943, for the six months ended September 30, 2010.

Implementation of a Service Fee Plan - Effective August 1, 2007, the Fund has adopted a Service Fee Plan, pursuant to which the Fund will incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse the Underwriter for a portion of its expenses incurred in servicing shareholder accounts.  For the six months ended September 30, 2010, $3,320 was paid to the Underwriter, Pinnacle Investments LLC, for reimbursement of expenses in connection with shareholder accounts.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2010, National Financial Services, for the benefit of others, in aggregate approximately 79.91% of the Fund.

5.   OTHER INVESTMENTS

Restricted Securities - The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.01 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 84,332 shares of Transluminal Technologies, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $3.25 per share after considering certain pertinent factors, including the results of operations of Transluminal Technologies, Inc. since the date of purchase of September 14, 2007 for $34,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Transluminal Technologies, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 1,000,000 shares of McKenzie Bay International Ltd., common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.029 per share after considering certain pertinent factors including the results of operations of McKenzie Bay International Ltd. since the date of purchase of January 23, 2009 for $50,000 and the sales price of recent private placement in

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2010 (Unaudited)

its common stock.  The Board valued the restricted shares at the closing price of MKBY (McKenzie Bay International) common stock as of September 30, 2010, which was $.029 per share.  It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

Promissory Note - The company has entered into a promissory note agreement with ESPSCO LLC as of May 1, 2008.  ESPSCO has agreed to repay the face amount of $100,000 along with 12% interest per annum on the unpaid principal balance from July 15, 2008 until paid in full.  For the six months ended September 30, 2010, interest income received was $4,500.  The value of the note at September 30, 2010, is $100,000.

6.   TAX MATTERS

As of March 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

    $               -

Capital loss carry forwards expiring: 3/31/2011+                                                             ($1,498,099)

                                                            3/31/2012                                                               ($1,482,962)

                                                            3/31/2014                                                               ($   267,408)

                                                            3/31/2018                                                               ($   637,521)

                                                                                                                                           ($4,588,325)

During the year ended March 31, 2010, the Fund had net capital loss carry forward amounts expire of $1,339,856, which were reclassified from accumulated undistributed realized loss on investments to paid in capital.

Post-October capital loss deferrals between realized 11/1/09 and 3/31/2010*                   $         -

Gross unrealized appreciation on investment securities                                                $    175,855

Gross unrealized depreciation on investment securities                                               ($   422,009)

Net unrealized depreciation on investment securities                                                   ($   246,154)

Cost of investment securities                                                                                         $ 2,859,752

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2010 (Unaudited)

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $6,951,912, as of September 30, 2010.  Transactions in capital for the fiscal year ended March 31, 2010, and six months ended September 30, 2010, were as follows:

	Six Months Ended September 30, 2010		Year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	31,341	$236,485	44,298	$325,029
Shares redeemed	(35,176)	(259,060)	(36,342)	(266,564)
Net increase	(3,835)	$(22,575)	7,956	$ 58,465

NYSA FUND
Expense Illustration
September 30, 2010 (Unaudited)

Expense Example

As a shareholder of the NYSA FUND , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010 through September 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2010	September 30, 2010	April 1, 2010 to September 30, 2010

Actual	$1,000.00	$937.90	$20.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.56	$21.55

* Expenses are equal to the Fund's annualized expense ratio of 4.29%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

TRUSTEES AND OFFICERS

September 30, 2010 (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 60	Trustee	Since February 1997	1	Executive Vice President and a Director of Unity Mutual Life Insurance Company
John R. Dobeck 8181 Cranes Watch Circle, Baldwinsville, NY Age: 55	Trustee	Since April 2007	1	President of Stainless and Aluminum Division for Macsteel from April 1988 to present.
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 59	Trustee	Since February 1997	1

Sales Representative/Consultant for Upstate Utilities & Consultants from November 2007 to present. Sales Representative for Morabito Gas & Electric Company from October 2000 to November 2007, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 507 Plum St. Syracuse, NY Age: 48	President and Trustee	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC.
Daniel F. Raite 507 Plum St. Syracuse, NY Age:62	Treasurer	Since November 1996	1	Vice President of Pinnacle Investments, Inc. and CCO for Pinnacle Advisors LLC
Michael Samoraj 507 Plum St. Syracuse, NY Age:51	Chief Compliance Officer, Secretary	Since October 2004 Since April 2003	1	Registered representative and principal for Pinnacle Investments Inc.

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

NYSA FUND

ADDITIONAL INFORMATION

September 30, 2010 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

 (a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 8, 2010

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 8, 2010

* Print the name and title of each signing officer under his or her signature.